Founder Preferred Shares Dividend Reserve (Details) € in Millions		6 Months Ended	12 Months Ended
	Jan. 02, 2018 $ / shares shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 $ / shares
Disclosure of classes of share capital [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days	10 days
Percentage increase in dividend price	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares	$ 16.6516			$ 11.4824
Preferred share dividend equivalent (in shares)		140,220,619
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares	8,705,890
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity | €		€ 372.6	€ 493.4